Pension and other postretirement benefits - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	$ 1,224	$ 1,270	$ 4,651	$ 6,346	$ 5,605
Interest cost	3,332	3,480	13,892	13,388	11,629
Expected return on plan assets	(4,749)	(4,816)	(18,774)	(21,241)	(14,694)
Amortization of prior service costs	27	28	106	110	77
Amortization of net loss	1,232	1,043	4,666	3,980	1,907
Settlements			0	0	4,701
Curtailment cost (benefit)			0	1,235	263
Net periodic benefit cost	1,066	1,005	4,541	3,818	9,488
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Service cost	247	330	1,003	1,970	1,591
Interest cost	1,366	1,456	5,595	5,985	6,420
Expected return on plan assets			0	0	0
Amortization of prior service costs	(338)	(695)	(2,781)	(3,728)	(3,844)
Amortization of net loss	911	876	3,537	3,814	3,704
Settlements			0	0	0
Curtailment cost (benefit)			0	(4,266)	0
Net periodic benefit cost	$ 2,186	$ 1,967	$ 7,354	$ 3,775	$ 7,871